SCHEDULE OF INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS INCLUDES THE FOLLOWING
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets as of December 31, 2015 and December 31, 2014 includes the following:

	December 31, 2015	December 31, 2014

Intangible assets consisting of certain development costs and purchased software for design and graphics	$20,300	$-
Less: Accumulated amortization	(9,727)	(-)
Net intangible assets	$10,573	$-